EXHIBIT 99.3

John Deere Owner Trust 2015-B
Servicer’s Certificate

$228,000,000 Class A-1 0.40000% Asset Backed Notes due September 15, 2016
$245,000,000 Class A-2 0.98% Asset Backed Notes due June 15, 2018
$203,000,000 Class A-3 1.44% Asset Backed Notes due October 15, 2019
$75,000,000 Class A-4 1.78% Asset Backed Notes due June 15, 2022
$19,260,178 Asset Backed Certificates

Scheduled Payment Date (30/360)				15-Jan-18
Actual Payment Date (A/360)				16-Jan-18
Collection Period Begin Date				27-Nov-17
Collection Period End Date				24-Dec-17
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				32

(1)	Total Distribution Amount:			$15,654,911.53
	(a)	Total cash receipts during the month:		$14,866,609.28
	(b)	Administrative repurchases during the month:		$784,703.61
	(c)	Investment earnings on cash accounts:		$3,598.64
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:			$248,662.48
	Noteholders’ Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$137,412.48
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$111,250.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:			$14,833,848.35
	Noteholders’ Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	0.00%
		(iii)	Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders’ Principal Distributable Amount:	$0.00

	(b)	(i)	Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	0.00%
		(iii)	Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders’ Principal Distributable Amount:	$0.00

	(c)	(i)	Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$14,833,848.35
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	100.00%
		(iii)	Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders’ Principal Distributable Amount:	$14,833,848.35

	(d)	(i)	Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
		(iii)	Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-4 Noteholders’ Principal Distributable Amount:	$0.00

(5)	Noteholders’ Distributable Amount:			$15,082,510.83

(6)	Reserve Account balance:
	(a)	Beginning balance:		$7,702,602.00
	(b)	Amount of deposit from Collection Account to Reserve Account:		$397,920.31
		(i)	Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$0.00
		(ii)	Amount of excess to Reserve Account from Collection Account:	$397,920.31
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):		$0.00
		(i)	Interest Amount included above:	$0.00
		(ii)	Principal Amount included above:	$0.00
	(d)	Reserve Account Balance over the Specified Reserve Account Balance (before any distribution of excess):		$397,920.31
	(e)	Ending Balance (after giving effect to all distributions):		$7,702,602.00
	(f)	Specified Reserve Account Balance:		$7,702,602.00

(7)	Servicing Fee:			$174,380.39
	(a)	Amount of Servicing Fee earned:		$174,380.39
	(b)	Amount of Servicing Fee paid:		$174,380.39
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(8)	Amount paid to Indenture Trustee:			$0.00

(9)	Amount paid to Owner Trustee:			$0.00

(10)	(a)	Certificateholders’ Principal Distributable Amount applicable to current period:		$0.00
	(b)	% of Principal Distribution Amount applicable to Certificate holders:		0.00%
	(c)	Certificateholders’ Principal Carryover Shortfall:		$0.00
	(d)	Certificateholders’ Principal Distributable Amount:		$0.00

(11)	Excess Reserve Account Balance Distributable to Seller (5.05(b)(i) or (ii)):			$397,920.31

(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:		$194,289,415.25

	(b)	Note Value as of the end of the related Collection Period:		$193,936,731.03

	(c)	Number of Accounts at the end of the related Collection Period:		8,326

(13)	After giving effect to all distributions on such Payment Date:
	(a)	(i)	Outstanding Principal Balance of Class A-1 Notes:	$0.00
		(ii)	Class A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Balance of Class A-2 Notes:	$0.00
		(ii)	Class A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Balance of Class A-3 Notes:	$99,676,552.71
		(ii)	Class A-3 Note Pool Factor:	0.4910175

	(d)	(i)	Outstanding Principal Balance of Class A-4 Notes:	$75,000,000.00
		(ii)	Class A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Balance of Certificates:	$19,260,178.00
		(ii)	Certificate Pool Factor:	1.0000000

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$571,879.69
		(ii) % of Pool Balance:	0.27%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(15)	(i)	Aggregate amount of net losses for the collection period:	($62,682.85)
	(ii)	Cumulative amount of net losses:	$2,390,558.42
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.30%

(16)	(i)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.53%

(17)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	8,632
	(b)	Number of loans at the end of the period:	8,326

	(c)	Weighted average remaining term on receivables:	19.28
	(d)	Prepayment amount - monthly:	($7,603,048.12)
	(e)	Prepayment amount - life-to-date:	$80,333,237.76
	(f)	Weighted average APR of the pool assets:	2.52%
	(g)	Pool Factor:	0.25